SEMI-ANNUAL CONDENSED CONSOLIDATED STATEMENT OF PROFIT - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenues	€ 960,122	€ 903,059
Cost of sales	(322,678)	(323,228)
Gross profit	637,444	579,831
Selling, general and administrative expenses	(497,612)	(415,792)
Marketing expenses	(66,751)	(47,530)
Operating profit	73,081	116,509
Financial income	12,106	15,601
Financial expenses	(29,267)	(44,592)
Foreign exchange losses	(7,684)	(7,003)
Result from investments accounted for using the equity method	314	(2,237)
Profit before taxes	48,550	78,278
Income taxes	(17,218)	(26,162)
Profit	31,332	52,116
Attributable to:
Shareholders of the Parent Company	25,085	45,967
Non-controlling interests	€ 6,247	€ 6,149
Basic earnings per share (in EUR per share)	€ 0.10	€ 0.19
Diluted earnings per share (in EUR per share)	€ 0.10	€ 0.19